Information by Segment - Summary of Segment Disclosure for Company's Condensed Consolidated Income Statements (Detail) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($) [1]	Jun. 30, 2020 MXN ($)	Jun. 30, 2019 MXN ($)	Jun. 30, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of operating segments [line items]
Revenues	$ 3,828	$ 88,341	$ 94,444
Gross profit	1,723	39,748	43,095
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method		6,638	8,939
Depreciation and amortization		5,074	5,026
Non-cash items other than depreciation and amortization		1,368	660
Equity in earnings (loss) of associated companies and joint ventures	(6)	(144)	(64)
Total assets	11,780		257,839	$ 271,901	$ 257,839
Investments in associate companies and joint ventures			9,751	8,491
Total liabilities	$ 6,326		128,154	146,018	$ 128,154
Capital expenditures, net		3,867	3,961
Operating segments [member]
Disclosure of operating segments [line items]
Revenues		88,341	94,444
Eliminations [member]
Disclosure of operating segments [line items]
Revenues		2,546	2,695
Mexico and central America segment [member]
Disclosure of operating segments [line items]
Gross profit		25,933	25,946
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method		10,337	5,185
Depreciation and amortization		3,028	2,949
Non-cash items other than depreciation and amortization		927	505
Equity in earnings (loss) of associated companies and joint ventures		(6)	(94)
Total assets			147,374	165,541
Investments in associate companies and joint ventures			6,198	5,870
Total liabilities			95,694	120,242
Capital expenditures, net		2,554	2,079
Mexico and central America segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues		52,904	53,831
Mexico and central America segment [member] | Eliminations [member]
Disclosure of operating segments [line items]
Revenues		2,538	2,688
South America segment [member]
Disclosure of operating segments [line items]
Gross profit		13,815	17,149
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method		(3,699)	3,754
Depreciation and amortization		2,046	2,077
Non-cash items other than depreciation and amortization		441	155
Equity in earnings (loss) of associated companies and joint ventures		(138)	30
Total assets			110,465	106,360
Investments in associate companies and joint ventures			3,553	2,621
Total liabilities			32,460	$ 25,776
Capital expenditures, net		1,313	1,882
South America segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues		35,437	40,613
South America segment [member] | Eliminations [member]
Disclosure of operating segments [line items]
Revenues		$ 8	$ 7

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3